INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about brand intangible assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,818,398	S/ 1,666,265	S/ 1,464,372
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	125,385	132,604
Mibanco | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	124,610	131,440
Culqi [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 775	S/ 1,164